Shareholders Equity - Restricted stock unit (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	102,104
Number of other equity instruments outstanding in share-based payment arrangement at end of period	102,104	102,104
Restricted Share Units
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	102,104	98,894
Granted		53,129
Settled		(49,919)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	102,104	102,104
Fair value of RSUs granted | $	$ 0.0	$ 7.9
Stock-based compensation expenses | $	4.1	6.4
Capitalised to royalty, stream and working interest | $	0.2	0.2
Total unrecognized non-cash stock-based compensation expense | $	$ 5.2	$ 9.4
Expected to be recognized over weighted average period	1 year 8 months 12 days	2 years 2 months 12 days
Performance based RSU
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	71,051	66,794
Granted		37,486
Settled		(33,229)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	71,051	71,051
Time-based RSU
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	31,053	32,100
Granted		15,643
Settled		(16,690)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	31,053	31,053